GE Trademark License Agreement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Ge Trademark License Agreement
Schedule of license agreement amortized

	June 30, 2017 (Unaudited)	December 31, 2016 (Audited)

GE Trademark License	$12,000,000	$12,000,000
Less: Impairments	—	—
Less: Accumulated Amortization	(8,537,460)	(7,324,415)
GE Trademark License – net	$3,462,540	$4,675,585

	December 31, 2016	December 31, 2015
GE Trademark License	$12,000,000	$12,000,000
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(7,324,415)	(4,876,254)
Patents – net	$4,675,585	$7,123,746

Schedule of future amortization	At June 30, 2017, future amortization of intangible assets is as follows for the remaining:
Year Ending December 31:
2017	$1,222,074
2018	2,240,466
$3,462,540

Year Ending December 31
2017	2,441,472
2018	2,234,113
$4,675,585